Income Taxes - Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Deferred tax assets:
Net operating losses carryforwards	$ 533,774	$ 547,966
Inventory write-down	972,391	948,544
Operating lease liabilities	220,416	10,744
Total deferred tax assets, gross	1,726,581	1,507,254
Less: valuation allowance
Deferred tax assets	1,726,581	1,507,254
Deferred tax liabilities
Operating lease right-of-use assets	(210,446)	(12,323)
Total deferred tax assets, net	$ 1,516,135	$ 1,494,931